CONCENTRATIONS AND CREDIT RISK (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Concentration Risk [Line Items]
Cash and cash equivalents	$ 423,172	$ 1,118,118
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Dogness Network [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.70%	17.70%
Two Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	57.40%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.70%
Three Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		45.20%
Customers One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.50%
Customers One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.40%	32.00%	27.60%
Customers Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%
Customers Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.70%	9.10%	6.50%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	27.60%	29.20%
Supplier One [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			23.30%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	53.70%	43.70%	49.00%
Customers Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.70%	6.90%	4.40%
Customers Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.70%
One Related Party [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.90%
One Suppliers [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		26.90%
Two Suppliers [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			35.10%
Suppliers Two [Member] | Assets, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			11.80%